UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 005-80796

Investment Company Act File No. 811-10603

Western Asset Premier Bond Fund

Name of Registrant

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff at least 30 days prior to the date set for the redemption.

(1)	Title of class of securities of Western Asset Premier Bond Fund (the “Fund”) to be redeemed:

Taxable Auction Market Preferred Shares — Series M (the “Series M ARPS”) (CUSIP # 957664204);

Taxable Auction Market Preferred Shares — Series W (the “Series W ARPS”) (CUSIP # 957664303).

(2)	Date on which the securities are to be redeemed:

Series M ARPS: September 26, 2014.

Series W ARPS: September 30, 2014.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series M ARPS and Series W ARPS are to be redeemed pursuant to Paragraph 8(a) of Part I of Section 12.1, Article 12 of the Fund’s Bylaws, as amended.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Series M ARPS and Series W ARPS.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Stamford and the State of Connecticut on the 18th day of August 2014.

WESTERN ASSET PREMIER BOND FUND

By: /s/ Robert I. Frenkel
Name: Robert I. Frenkel
Title: Secretary and Chief Legal Officer